Offerings - Offering: 1	May 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	13.95
Maximum Aggregate Offering Price	$ 69,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,678.73
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”) of Innovex International, Inc. (the “Registrant”) that become issuable under the Innovex 2025 Long-Term Incentive Plan (the “2025 LTIP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The maximum offering price per share and maximum aggregate offering price are based on a price of $13.95, which was the average of the high and low sales price per share of Common Stock reported on the New York Stock Exchange on May 22, 2025 (such date being within five business days of the date that this Registration Statement was first filed with the Securities and Exchange Commission).

(3) Consists of 5,000,000 shares of Common Stock available for issuance under the 2025 LTIP.